Income Taxes Summary of Effective Tax Rate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Tax Rates [Line Items]
Provision computed at U.S. Federal statutory rate of 35%	$ 148,260	$ 131,147	$ 85,671
Alternative fuel mixture and cellulosic biofuel producer credits	(166,006)	81,695	0
State and local taxes, net of federal benefit	13,565	8,908	7,553
Domestic manufacturers deduction	(11,712)	(7,155)	(7,670)
Other	(1,836)	(132)	417
Total provision (benefit) for taxes	$ (17,729)	$ 214,463	$ 85,971
U.S. Federal statutory rate	35.00%